Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements of the Company	As of December 31, 2023, the consolidated financial statements of the Company include the following entities:
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Sentage Holdings Inc. (“Sentage Holdings”)	September 16, 2019	Cayman Islands	Parent, 100%	Investment holding
Sentage Hongkong Limited (“Sentage HK”)	September 25, 2019	Hong Kong	100%	Investment holding
Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”)	December 17, 2019	Shanghai, PRC	100%	WFOE, Consultancy and information technology support
Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”)	August 13, 2014	Shanghai, PRC	VIE	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”)	January 9, 2015	Shanghai, PRC	VIE	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”)	August 4, 2009	Qingdao,Shandong,PRC	VIE	Prepaid payment network services
Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”)	August 29, 2017	Shanghai, PRC	VIE	Provide technology and system development and support

Schedule of Consolidated Balance Sheets	The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:
	As of December 31,
	2022	2023
	USD	USD
ASSETS
Current assets
Cash and cash equivalents	20,020	63,002
Restricted cash	23,089	26,127
Accounts receivable, net	433,510	284,628
Prepaid expenses and other current assets	966,260	1,007,922

Total current assets	1,442,879	1,381,679

Non-current assets
Plant and equipment, net	53,023	64,472
Intangible assets, net	89,475	66,859
Deferred tax assets	12,686	12,324

Total non-current assets	155,184	143,655

Total assets	1,598,063	1,525,334

Current liabilities
Accounts payable	8,647	5,985
Accrued expenses and other current liabilities	1,431,818	1,848,687

Total current liabilities	1,440,465	1,854,672

Non-current liability
Due to a related party, non-current	464,709	764,094

Total non-current liability	464,709	764,094
Total liabilities	1,905,174	2,618,766

	Years ended December 31,
	2021	2022	2023
	USD	USD	USD
Total revenues	2,262,449	161,372	146,554
Net Income (loss)	692,774	(960,506)	(797,223)
	Years ended December 31,
	2021	2022	2023
	USD	USD	USD
Net cash (used in) provided by operating activities	1,433,255	(371,005)	(254,262)
Net cash used in investing activities	(19,977)	(34,346)	(23,433)
Net cash provided by (used in) financing activities	(959,420)	(156,311)	299,385